Details of Redeemed Preferred Securities (Detail) - Jun. 30, 2016 - Subsequent Event - Mizuho Capital Investment, Limited ¥ in Millions, $ in Millions	JPY (¥)	USD ($)
Subsequent Event [Line Items]
Aggregate redemption amount	¥ 400,000	$ 600
Reason for the redemption	Arrival of optional redemption date